Investment Objectives and Goals - Capital Group International Focus Equity ETF	Aug. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group International Focus Equity ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital.